Commitments and Contingencies - Capital Product Partners L.P. (Tables) - Capital Product Partners, L.P. ("CPLP")	12 Months Ended
Dec. 31, 2018
Schedule of future minimum hire receipts

Future minimum charter hire receipts, excluding any profit share revenue that may arise, based on non-cancellable long-term time and bareboat charter contracts, as of December 31, 2018 were:

Year ended December 31,	Amount
2019	67,449
2020	33,804
2021	8,712
Total	109,965

Schedule of outstanding commitments relating to the construction of exhaust gas cleaning systems and ballast water treatment systems

As of December 31, 2018 the Company has the below outstanding commitments relating to the construction of exhaust gas cleaning systems and ballast water treatment systems which are payable as follows:

Year ended December 31,	Amount
2019	$6,325
Total	$6,325